4. DERIVATIVES (Tables)	9 Months Ended
Sep. 30, 2012
Derivatives Tables
Derivatives not designated as hedging instruments

		Realized Gains
		Nine Months Ended September 30,
Type of Instrument	Statements of Operations Location	2012	2011
Commodity contracts	Cost of goods sold	$277	$460

		Unrealized Losses
		Nine Months Ended September 30,
Type of Instrument	Statements of Operations Location	2012	2011
Commodity contracts	Cost of goods sold	$(479)	$(126)